Summary of Significant Accounting Policies (Details)		1 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 19, 2023 shares	Dec. 28, 2023 shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2024 USD ($)	Mar. 31, 2024 USD ($) shares	Mar. 31, 2023 USD ($) shares	Mar. 31, 2024 USD ($)	Mar. 31, 2024 Kilometers	Mar. 31, 2024 miles
Summary of Significant Accounting Policies [Line Items]
Incentives paid under vehicle listing incentive program (in Dollars) | $
Deferred revenue value (in Dollars) | $			29,369	29,369			$ 96,710
Debt conversion shares (in Shares)					2,125
Reverse stock split (in Shares)	300				10	1,653
Deferred revenue (in Dollars) | $			$ 29,369	$ 29,369		$ 260,705	$ 96,710
Estimated life					5 years
Disposed vehicles crossed in kilometres								120,000	75,000
Fair value asset percentage					90.00%
Advertising expenses (in Dollars) | $					$ 4,479,219	$ 3,329,731
Net gain(loss) exceeds percent						10.00%
Expected dividend yield						0.00%
SSCPN [Member]
Summary of Significant Accounting Policies [Line Items]
Debt conversion shares (in Shares)					4,215
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Residual value rate					0.00%
Lease term for the remaining economic life					25.00%
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Residual value rate					30.00%
Lease term for the remaining economic life					75.00%
Common Stock [Member]
Summary of Significant Accounting Policies [Line Items]
Debt conversion shares (in Shares)		32,999,472			84,286
Reverse stock split (in Shares)			13,190		8,428,621
Senior Subordinated Convertible Promissory Note [Member]
Summary of Significant Accounting Policies [Line Items]
Debt conversion shares (in Shares)					4,215
Second Reverse Stock Split [Member]
Summary of Significant Accounting Policies [Line Items]
Debt conversion shares (in Shares)					84,286
First Reverse Stock Split [Member]
Summary of Significant Accounting Policies [Line Items]
Debt conversion shares (in Shares)					8,428,621
No Customers [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage					10.00%	10.00%
Common Stock [Member]
Summary of Significant Accounting Policies [Line Items]
Reverse stock split (in Shares)					20,000,000
Expected dividend yield					0.00%